INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 2,282	$ 1,805
Finished goods	2,575	3,161
Inventories	$ 4,857	$ 4,966